Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Bond Fund - Class A | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/13/2053 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Bond Fund - Class A | Federal National Mortgage Association 12/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Class A | Fannie Mae REMICS 09/25/2055 5.033% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Class A | Federal National Mortgage Association 07/01/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class A | Federal National Mortgage Association 12/01/2054 5.000%1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class A | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class A | Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Bond Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Bond Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Bond Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/13/2053 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 12/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional Class | Fannie Mae REMICS 09/25/2055 5.033% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 07/01/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 12/01/2054 5.000%1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional Class | Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Bond Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Bond Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Bond Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/13/2053 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 12/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional 2 Class | Fannie Mae REMICS 09/25/2055 5.033% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 07/01/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 12/01/2054 5.000%1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 2 Class | Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Bond Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Bond Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Bond Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/13/2053 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 12/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional 3 Class | Fannie Mae REMICS 09/25/2055 5.033% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 07/01/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 12/01/2054 5.000%1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 3 Class | Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Bond Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Bond Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Bond Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Bond Fund - Class S | Federal National Mortgage Association 06/01/2052 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/13/2053 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Bond Fund - Class S | Federal National Mortgage Association 12/01/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 11/14/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Class S | Fannie Mae REMICS 09/25/2055 5.033% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Bond Fund - Class S | Federal National Mortgage Association 07/01/2055 5.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Bond Fund - Class S | Federal National Mortgage Association 12/01/2054 5.000%1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class S | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class S | Huntington Bank Auto Credit-Linked Notes 09/20/2033 4.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Columbia Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Bond Fund - Class S | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Bond Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Bond Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Bond Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%